ADVANCES FROM CUSTOMERS	12 Months Ended
Dec. 31, 2024
Advances From Customers
ADVANCES FROM CUSTOMERS

10. ADVANCES FROM CUSTOMERS

Advances from customers are contract liabilities that represent the Company’s obligation to transfer goods or services to customers for which the Company has received prepayments from the customers. As of December 31, 2024 and 2023, the Company recorded advances from customers that amounted to $1,843,976 and $1,555,424, respectively. During the years ended December 31, 2024 and 2023, $1,298,230 and $135,002 were recognized as revenues from the contract liabilities.